COMBINED BALANCE SHEETS (Parenthetical) (USD $)	Apr. 30, 2013 acre	Oct. 31, 2012 acre	Oct. 31, 2011 acre
Combined Balance Sheets Parenthetical
Land and land development costs, acres per land ledger	1,433	3,012	3,388
Land held for investment, principally unimproved, acres per land ledger	8,289	10,404	10,407
Long-lived assets held for sale, acres per land ledger	4,068	377	6
Assets of discontinued operations, acres per land ledger	1	1	312
Capital stock, state value	$ 0.30	$ 0.30	$ 0.30
Capital stock, authorized	3,000,000	3,000,000	3,000,000
Capital stock, issued	2,732,442	2,732,442	2,732,442
Treasury stock, shares	282,018	282,018	282,018